CONSOLIDATED STATEMENT OF CHANGES IN MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY DEFICIT - USD ($) $ in Thousands	Total Mezzanine Equity [Member]	Convertible Preferred Stock Series B Shares [Member]	Convertible Preferred Stock Series D 1 Shares [Member]	Convertible Preferred Stock Series E Shares [Member]	Convertible Preferred Stock Series E 1 Shares [Member]	Convertible Preferred Stock Series F Shares [Member]	Convertible Preferred Stock Series F 1 Shares [Member]	Convertible Preferred Stock Series G Shares [Member]	Convertible Preferred Stock Series H Shares [Member]	Convertible Preferred Stock Total Shares [Member]	Convertible Preferred Stock Series B 1 Shares [Member]	Convertible Preferred Stock Series C Shares [Member]	Convertible Preferred Stock Series C 1 Shares [Member]	Convertible Preferred Stock Series D Shares [Member]	Convertible Preferred Stock Series D 2 Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Common Stock [Member]	Common Stock B [Member]
Beginning balance, value at Dec. 31, 2017	$ 267,267															$ 299,148	$ (582,409)	$ (283,261)
Balance at beginning, shares at Dec. 31, 2017		72,123	325,203	615,231	393,511					3,273,728		416,667		1,450,993					202,582
Net loss																	(35,292)	(35,292)
Issuance of preferred stock, net of issuance costs	34,876
Issuance of preferred stock, net of issuance costs, shares						277,955	46,325			324,280
Issuance of common stock in connection with acquisition
Issuance of replacement stock options in connection with acquisition																227		227
Share-based compensation expense																871		871
Ending balance, value at Dec. 31, 2018	302,143															$ 306,909	$ (617,701)	$ (310,792)
Balance at ending, shares at Dec. 31, 2018		72,123	325,203	615,231	393,511	277,955	46,325			3,598,008		416,667		1,450,993					202,582	466,952
Issuance of common stock in connection with acquisition, shares																6,663,000		6,663,000		466,952
Net loss																	$ (51,981)	$ (51,981)
Issuance of preferred stock, net of issuance costs	7,780
Issuance of preferred stock, net of issuance costs, shares						74,121				74,121
Share-based compensation expense																1,879		1,879
Ending balance, value at Dec. 31, 2019	309,923															308,788	(669,682)	(360,894)
Balance at ending, shares at Dec. 31, 2019		72,123	325,203	615,231	393,511	352,076	46,325			3,672,129		416,667		1,450,993					202,582	466,952
Net loss																	(24,068)	(24,068)
Issuance of preferred stock, net of issuance costs	11,966
Issuance of preferred stock, net of issuance costs, shares								195,121		195,121
Share-based compensation expense																987		987
Conversion of debt to preferred stock	23,517
Conversion of debt to preferred stock, shares								383,266		383,266
Ending balance, value at Jun. 30, 2020	345,406															309,775	(693,750)	(383,975)
Balance at ending, shares at Jun. 30, 2020		72,123	325,203	615,231	393,511	352,076	46,325	578,387		4,250,516		416,667		1,450,993					202,582
Beginning balance, value at Dec. 31, 2019	309,923															308,788	(669,682)	(360,894)
Balance at beginning, shares at Dec. 31, 2019		72,123	325,203	615,231	393,511	352,076	46,325			3,672,129		416,667		1,450,993					202,582	466,952
Net loss																	(25,643)	(25,643)
Issuance of preferred stock, net of issuance costs	29,987
Issuance of preferred stock, net of issuance costs, shares								357,721	168,288	526,009
Share-based compensation expense																2,643		2,643
Conversion of debt to preferred stock	23,571
Conversion of debt to preferred stock, shares								383,266		383,266
Conversion of voting to non-voting shares
Conversion of voting to non-voting shares, shares		(72,123)									72,123	(416,667)	416,667	(370,000)	370,000
Ending balance, value at Dec. 31, 2020	363,481															311,431	(695,325)	(383,894)
Balance at ending, shares at Dec. 31, 2020			325,203	615,231	393,511	352,076	46,325	740,987	168,288	4,581,404	72,123		416,667	1,080,993	370,000				202,582	466,952
Beginning balance, value at Mar. 31, 2020	338,431															309,280	(682,697)	(373,417)
Balance at beginning, shares at Mar. 31, 2020		72,123	325,203	615,231	393,511	352,076	46,325	464,566		4,136,695		416,667		1,450,993					202,582
Net loss																	(11,053)	(11,053)
Issuance of preferred stock, net of issuance costs	6,975
Issuance of preferred stock, net of issuance costs, shares								113,281		113,281
Share-based compensation expense																495		495
Conversion of debt to preferred stock
Ending balance, value at Jun. 30, 2020	345,406															309,775	(693,750)	(383,975)
Balance at ending, shares at Jun. 30, 2020		72,123	325,203	615,231	393,511	352,076	46,325	578,387		4,250,516		416,667		1,450,993					202,582
Beginning balance, value at Dec. 31, 2020	363,481															311,431	(695,325)	(383,894)
Balance at beginning, shares at Dec. 31, 2020			325,203	615,231	393,511	352,076	46,325	740,987	168,288	4,581,404	72,123		416,667	1,080,993	370,000				202,582	466,952
Net loss																	(23,967)	(23,967)
Issuance of preferred stock, net of issuance costs	647
Issuance of preferred stock, net of issuance costs, shares									13,006	13,006
Share-based compensation expense																1,489		1,489
Conversion of debt to preferred stock
Ending balance, value at Jun. 30, 2021	364,128															312,989	(719,292)	(406,303)
Balance at ending, shares at Jun. 30, 2021			325,203	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410	72,123		416,667	1,080,993	370,000				205,057
Beginning balance, value at Mar. 31, 2021	364,128															312,092	(708,874)	(396,782)
Balance at beginning, shares at Mar. 31, 2021			325,203	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410	72,123		416,667	1,080,993	370,000				202,582
Net loss																	(10,418)	(10,418)
Issuance of preferred stock, net of issuance costs
Issuance of preferred stock, net of issuance costs, shares
Share-based compensation expense																828		828
Conversion of debt to preferred stock
Ending balance, value at Jun. 30, 2021	$ 364,128															$ 312,989	$ (719,292)	$ (406,303)
Balance at ending, shares at Jun. 30, 2021			325,203	615,231	393,511	352,076	46,325	740,987	181,294	4,594,410	72,123		416,667	1,080,993	370,000				205,057